SCHEDULE OF REVENUE BY RECOGNITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total	$ 1,675,239	$ 2,213,787	$ 582,253
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	1,496,161	2,123,203	581,920
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	$ 179,078	$ 90,584	$ 333